Establishment and operations (Tables)	6 Months Ended
Jun. 30, 2025
Establishment and operations
Summary of Consolidated subsidiaries
i)	Continued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	30-Jun-25	31-Dec-24	business activities
Swvl Inc.	British Virgin Islands	100%	100%	Holding company
Swvl Group Corp	British Virgin Islands	100%	100%	Holding company
Swvl Holdco Corp	British Virgin Islands	100%	100%	Dormant entity
Pivotal Merger Sub Company I	Cayman Islands	100%	100%	Merger entity
Swvl for Smart Transport Applications and Services LLC	Egypt	99.80%	99.80%	Technology platform
Swvl Saudi for Information Technology	Kingdom of Saudi Arabia	100%	100%	Technology platform
Swvl Saudi Regional Headquarters	Kingdom of Saudi Arabia	100%	100%	Technology platform
Smart Mobility Solutions for Transportation Services (i)	Kingdom of Saudi Arabia	—%	—%	Technology platform
Swvl for Mobility Solutions FZE (i)	United Arab Emirates	—%	—%	Technology platform

1.1	Consolidated subsidiaries (continued)

ii)	Discontinued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	30-June-25	31-Dec-24	business activities
Swvl NBO Limited	Kenya	100%	100%	Technology platform
Swvl Technologies Ltd.	Kenya	100%	100%	Technology platform
Smart Way Transportation LLC (ii)	Jordan	—%	—%	Technology platform
Swvl My For Information Technology SDN BHD	Malaysia	100%	100%	Technology platform
Viapool Inc.	Delaware, USA	51%	51%	Technology platform
Movilidad Digital SAS, a subsidiary of Viapool, Inc.	Argentina	51%	51%	Holding company
Viapool SRL, a subsidiary of Viapool, Inc.	Argentina	51%	51%	Technology platform
Viapool SPA, a subsidiary of Viapool, Inc.	Chile	51%	51%	Technology platform
Swvl Brasil Tecnologia LTDA, a subsidiary of Viapool, Inc.	Brazil	51%	51%	Technology platform
Door2Door GmbH, a subsidiary of Swvl Germany GmbH	Germany	100%	100%	Technology platform
Swvl Germany GmbH (formerly "Blitz B22-203 GmbH")	Germany	100%	100%	Holding company
Swvl Global FZE	United Arab Emirates	—%	—%	Headquarters